Filed Pursuant to Rule 497 (e)

Registration No. 033-08746

THE TOCQUEVILLE TRUST

SUPPLEMENT DATED July 8, 2011, TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED March 1, 2011

Effective immediately, the second sentence under the section “Underwriters” on page 52 should be replaced with the following:

“They do not impose a charge for either purchases or redemptions, except for a redemption fee imposed on shares held for 90 days or less.”

Please retain this Supplement with your Statement of Additional Information for reference.